Land use right (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Quantitative Information About Land Use Right [Abstract]
Summary of quantitative information about land use right

	Year ended December 31,
	2020	2021
	RMB’million	RMB’million
Net book amount at January 1	—	—
Additions	—	1,504
Amortization charge	—	(9)

Net book amount at December 31	—	1,495